Commitments and Contingencies - Additional Information - Odebrecht (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Percentage of interest in joint venture		100.00%
Payments made towards commitments		$ 34,027,000		$ 30,211,000
Odebrecht Oil and Gas Sa [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture	50.00%
Operating lease arrangement period, lessor		12 years
Expected cost of project	$ 1,000,000,000
Payments made towards commitments		$ 251,600,000
Contractual obligation due in 2016		739,400,000
Contractual obligation due in 2017		13,600,000
Short-term loan secured by joint venture		248,000,000
Secured short-term loan refinanced with long-term debt facility	220,000,000
Call option to repurchase shares sold in put option		$ 7,500,000
Odebrecht Oil and Gas Sa [Member] | Put Option Percentage One [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture		15.00%
Consideration received through put option sale		$ 24,100,000
Odebrecht Oil and Gas Sa [Member] | Put Option Percentage Two [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture		20.00%
Consideration received through put option sale		$ 32,100,000
Odebrecht Oil and Gas Sa [Member] | Put Option Percentage Three [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture		25.00%
Consideration received through put option sale		$ 40,200,000
Odebrecht Oil and Gas Sa [Member] | Call Option [Member]
Loss Contingencies [Line Items]
Fixed Interest Rate		20.00%
Odebrecht Oil and Gas Sa [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Secured short-term loan refinanced with long-term debt facility	$ 804,000,000		$ 804,000,000